N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2015

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Annual Report
July 31, 2014

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the year ended July 31, 2015. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

The latter half of 2014 continued to build on the strength of the first half as economic activity expanded at a moderate pace throughout the remainder of the year and into early 2015. With the economy and labor market showing sustained signs of growth, the Federal Open Market Committee ("FOMC") was able to end its asset purchases in October. With the FOMC having concluded its asset purchases in the fourth quarter, attention turned to the federal funds rate and when the FOMC would make its first move. In its December statement the FOMC noted that the Committee intended to maintain the 0% to ¼% target range for a considerable time. However, in the January statement the "considerable time" language was dropped and the committee stated they would be patient in judging when to increase rates depending on progress made towards its objectives of maximum employment and 2% inflation.

In the first quarter of 2015 economic activity moderated somewhat according to the FOMC statement in mid-March. Labor market conditions improved, with job gains and a lower unemployment rate. Other positive indications included an increase in household spending, likely driven by a decrease in energy prices, and advancement in business fixed investment. During the second quarter of the calendar year, economic activity expanded moderately after little change during the first quarter, as noted by the FOMC statement in mid-July. Labor market conditions continued to improve with job gains and the unemployment rate remaining steady. Household spending also increased. Attention remains on the FOMC and when they will make the first move to normalize rates, which will likely be late 2015/early 2016, according to most analysts.

Municipal Bond Market Recap

The municipal bond market was relatively quiet in the second half of 2014, as the yield curve continued to flatten, and the FOMC offered no specific guidance on a possible federal funds rate hike. The stable economy and little forward direction from the Fed allowed municipal bonds to continue to perform well, as low issuance in the third quarter of 2014 paired with positive fund flows into municipal bond funds also led to moderately higher share prices over the quarter for the Funds. Throughout October and November yields in the municipal market moved little even as municipal issuance increased from the first half of the year. Yields on the mid to long range of the curve fell considerably during the month of December as fund flows picked up as investors locked in gains in the equity market and started to allocate more cash to municipal bond funds. The fourth quarter of 2014 was another solid quarter for the municipal market, leading to the fourth consecutive positive quarter for the Funds.

While January represented a continuation of the strong muni market in 2014, February brought increased volatility as the Fed continued to lay the groundwork for an eventual rate hike and supply was robust. Munis underperformed Treasuries due to a supply/demand dynamic that was much less favorable than in 2014. In the first quarter of 2015, U.S. states and cities issued $107.3 billion of bonds, the third highest quarterly volume ever, driven predominately by refunding. February's correction in munis restored some measure of value to the market resulting in an opportunity for investors. Despite the February pullback, share prices of the Funds moved slightly higher over the first quarter of 2015.

Yields increased throughout the curve in the second quarter as investors kept an eye on the FOMC and the time frame in which they believe the Fed would begin to normalize rates. In addition, supply remained robust for the quarter, driven by refunding issues. In the latter half of the quarter, municipal yields rose as economic data showed signs of strength. However, worry of a potential Greek default in late June spurred an investor flight to quality that caused rates to reverse. Municipal bond issuance in the second quarter came in at $109.9 billion, an increase of 2.5% from the first quarter and an increase of 21.7% over the second quarter of last year. In the second quarter, Fund share prices were down, however a strong July led to positive returns on all the Funds for the first seven months of 2015 and contributed to a positive total return for all the Funds during the period.

Fund Performance and Outlook

We continue to follow a disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market activity and the possibility of rising rates has lead us to favor high quality, higher coupon (4% to 5%) bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders. All else equal, the shorter maturity structure and higher coupons will be more defensive, mitigating some negative impact to each Fund's share price should a rise in rates occur.

The Kansas Municipal Fund began the period at $10.85 per share and ended the period at $10.87 per share for a total return of 3.03%*. This compares to the Barclays Capital Municipal Index's return of 3.56%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.92% and 12 years, respectively.

The Maine Municipal Fund began the period at $11.00 per share and ended the period at $10.99 per share for a total return of 2.37%*. This compares to the Barclays Capital Municipal Index's return of 3.56%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.72% and 13 years, respectively.

The Nebraska Municipal Fund began the period at $10.40 per share and ended the period at $10.48 per share for a total return of 3.54%*. This compares to the Barclays Capital Municipal Index's return of 3.56%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.91% and 14 years, respectively.

The New Hampshire Municipal Fund began the period at $10.74 per share and ended the period at $10.76 per share for a total return of 2.45%*. This compares to the Barclays Capital Municipal Index's return of 3.56%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.65% and 10 years, respectively.

The Oklahoma Municipal Fund began the period at $11.60 per share and ended the period at $11.64 per share for a total return of 2.82%*. This compares to the Barclays Capital Municipal Index's return of 3.56%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.77% and 14 years, respectively.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.20%, 1.20%, 1.29%, and 1.73%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2015 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,627	$10,000
7/31/06	$10,439	$10,049	$10,255
7/31/07	$10,758	$10,356	$10,693
7/31/08	$11,070	$10,656	$10,997
7/31/09	$11,519	$11,089	$11,559
7/30/10	$12,224	$11,767	$12,617
7/29/11	$12,593	$12,123	$13,025
7/31/12	$13,609	$13,101	$14,393
7/31/13	$13,287	$12,791	$14,077
7/31/14	$14,059	$13,534	$15,099
7/31/15	$14,485	$13,944	$15,636

Average Annual Total Returns for the periods ended July 31, 2015

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	3.03%	2.10%	3.45%	3.77%	4.29%
With sales charge (3.75%)	-0.81%	0.82%	2.66%	3.38%	4.13%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2015 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,629	$10,000
7/31/06	$10,490	$10,100	$10,255
7/31/07	$10,822	$10,420	$10,693
7/31/08	$11,123	$10,710	$10,997
7/31/09	$11,536	$11,107	$11,559
7/30/10	$11,186	$11,733	$12,617
7/29/11	$12,587	$12,119	$13,025
7/31/12	$13,623	$13,117	$14,393
7/31/13	$13,083	$12,597	$14,077
7/31/14	$14,017	$13,497	$15,099
7/31/15	$14,513	$13,974	$15,636

Average Annual Total Returns for the periods ended July 31, 2015

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	3.54%	2.13%	3.55%	3.79%	3.79%
With sales charge (3.75%)	-0.39%	0.83%	2.76%	3.40%	3.60%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2015 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,624	$10,000
7/31/06	$10,439	$10,046	$10,255
7/31/07	$10,763	$10,358	$10,693
7/31/08	$10,871	$10,462	$10,997
7/31/09	$11,337	$10,910	$11,559
7/30/10	$12,200	$11,741	$12,617
7/29/11	$12,706	$12,228	$13,025
7/31/12	$13,888	$13,365	$14,393
7/31/13	$13,396	$12,892	$14,077
7/31/14	$14,255	$13,719	$15,099
7/31/15	$14,658	$14,106	$15,636

Average Annual Total Returns for the periods ended July 31, 2015

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	2.82%	1.81%	3.74%	3.89%	4.06%
With sales charge (3.75%)	-1.02%	0.54%	2.94%	3.50%	3.85%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2015 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,622	$10,000
7/31/06	$10,412	$10,019	$10,255
7/31/07	$10,713	$10,308	$10,693
7/31/08	$11,080	$10,661	$10,997
7/31/09	$11,658	$11,218	$11,559
7/30/10	$12,298	$11,834	$12,617
7/29/11	$12,605	$12,129	$13,025
7/31/12	$13,713	$13,196	$14,393
7/31/13	$13,389	$12,883	$14,077
7/31/14	$14,020	$13,491	$15,099
7/31/15	$14,353	$13,811	$15,636

Average Annual Total Returns for the periods ended July 31, 2015

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	2.37%	1.53%	3.13%	3.68%	4.49%
With sales charge (3.75%)	-1.48%	0.25%	2.36%	3.28%	4.32%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.29%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2015 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/29/05	$10,000	$9,623	$10,000
7/31/06	$10,376	$9,984	$10,255
7/31/07	$10,689	$10,286	$10,693
7/31/08	$11,087	$10,669	$10,997
7/31/09	$11,601	$11,164	$11,559
7/30/10	$12,225	$11,764	$12,617
7/29/11	$12,548	$12,074	$13,025
7/31/12	$13,432	$12,925	$14,393
7/31/13	$13,137	$12,642	$14,077
7/31/14	$13,731	$13,213	$15,099
7/31/15	$14,068	$13,537	$15,636

Average Annual Total Returns for the periods ended July 31, 2015

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	2.45%	1.55%	2.84%	3.47%	4.13%
With sales charge (3.75%)	-1.41%	0.27%	2.06%	3.07%	3.96%

The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.73%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2015 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2015 with the approval of the Fund's Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2015

General Obligation	47.9%
Health Care	20.5%
Other Revenue	16.7%
Utilities	10.7%
Education	1.9%
Cash Equivalents and Other	1.4%
Transportation	0.5%
Housing	0.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2015

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.6%)

Education (1.9%)
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	$100,000	$108,422
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	511,835
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	281,620
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	219,840
		1,121,717
General Obligation (47.9%)
Atchison Cnty KS USD #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	553,405
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/27	250,000	291,032
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/28	250,000	286,968
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/30	250,000	283,408
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/31	500,000	563,540
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/29	250,000	284,460
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	557,140
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	630,218
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	550,152
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	112,370
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	106,425
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	363,750
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	274,667
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	422,160
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	281,048
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	277,298
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	513,375
Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,285,270
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	652,288
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	274,780
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	225,822
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,129,110
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	278,213
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	273,940
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	294,580
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	100,406
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	502,585
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	165,716
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	262,430
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	110,246
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	109,768
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	108,762
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	332,154
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	233,124
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,164,570
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	569,140
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	336,810
Manhattan KS GO 5.000% 11/01/28	130,000	142,553
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	285,248
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	289,523
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	273,438
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	260,800
Newton KS Unlimited GO 4.750% 09/01/29	435,000	474,955
Newton KS Unlimited GO 5.000% 09/01/21	100,000	114,904
Olathe KS GO 4.000% 10/01/19	100,000	104,294
Park City KS 5.100% 12/01/20	200,000	228,700
Park City KS 5.500% 12/01/24	100,000	113,342
Park City KS 6.000% 12/01/29	500,000	582,750
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	276,407
Reno County Kansas GO 4.000% 09/01/23	175,000	187,150
Salina KS GO 4.625% 10/01/27	200,000	210,526
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	269,267
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,450
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	112,840
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	274,438
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	547,594
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,322
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	816,278
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	266,182
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	582,733
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	402,674
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	549,765
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	548,535
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	552,175
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	657,830
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	294,905
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	112,858
Wichita KS GO 4.500% 09/01/22	150,000	159,936
Wichita KS GO 4.750% 09/01/27	180,000	191,632
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	157,110
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	266,765
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	532,105
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	293,608
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	113,846
		28,030,568
Health Care (20.5%)
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	828,741
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	271,122
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,071,390
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 11/15/22	500,000	504,530
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	105,706
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	429,844
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	522,760
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,079,170
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	280,990
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	282,622
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	113,299
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	540,365
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	509,810
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	304,413
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	536,595
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	285,960
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	285,303
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	552,585
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	259,460
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	459,400
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	524,730
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	271,317
Sedgwick Cnty KS Hlth Care Facs Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,000,000
Univ KS Hosp Auth 5.000% 09/01/26	60,000	63,047
Univ KS Hosp Auth 5.000% 09/01/26	40,000	41,202
Univ KS Hosp Auth 5.000% 09/01/35	500,000	555,010
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	360,870
		12,040,241
Housing (0.4%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	20,000	20,005
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	185,000	185,144
		205,149
Other Revenue (16.7%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,806
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	376,807
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	106,641
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	347,752
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,114,290
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	264,815
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	257,187
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	269,070
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	542,300
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	384,216
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	135,744
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,031
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	262,552
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	520,600
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	267,790
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	534,500
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	541,555
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,119,640
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	100,000	107,390
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	548,125
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	282,866
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	640,512
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	550,185
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	435,444
		9,790,818
Transportation (0.5%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	269,432
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	30,000	33,053
		302,485
Utilities (10.7%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	300,000	300,171
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	255,017
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,146,360
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	502,640
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	522,865
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	792,420
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	317,937
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,389,600
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	220,716
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	546,605
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	272,775
		6,267,106

TOTAL MUNICIPAL BONDS (COST: $54,758,655)		$57,758,084

SHORT-TERM SECURITIES (0.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $166,343)	166,343	$166,343

TOTAL INVESTMENTS IN SECURITIES (COST: $54,924,998) (98.9%)		$57,924,427
OTHER ASSETS LESS LIABILITIES (1.1%)		653,829

NET ASSETS (100.0%)		$58,578,256

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2015.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2015

Utilities	33.2%
Education	25.3%
General Obligation	17.3%
Health Care	11.2%
Other Revenue	7.9%
Housing	2.0%
Cash Equivalents and Other	1.8%
Transportation	1.3%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2015

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.2%)

Education (25.3%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$397,516
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,723,260
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	213,658
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	764,783
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	200,794
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	279,980
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	268,615
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	520,890
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 07/01/35	1,500,000	1,722,780
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 05/15/35	500,000	573,215
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	611,808
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	263,245
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	642,126
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	266,420
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	271,070
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	308,189
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,095,230
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	277,430
		10,401,009
General Obligation (17.3%)
Buffalo County NE GO 4.000% 12/15/30	135,000	137,498
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	255,375
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/23	500,000	509,075
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	572,580
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	560,690
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	102,479
Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,260,540
Omaha NE Various Purpose 4.250% 10/15/26	500,000	523,915
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	281,917
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	275,790
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	261,015
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	260,925
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	273,190
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,045,160
Ralston NE Arena GO 4.500% 09/15/31	500,000	509,415
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	290,110
		7,119,674
Health Care (11.2%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	268,320
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	262,248
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	556,820
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	901,021
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	470,344
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,020,420
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	282,428
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	282,005
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	281,470
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	271,458
		4,596,534
Housing (2.0%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	278,410
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	556,820
		835,230
Other Revenue (7.9%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	822,533
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	272,485
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	169,493
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	512,560
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	120,060
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,149,430
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	208,876
		3,255,437
Transportation (1.3%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	567,935

Utilities (33.2%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	1,000,000	1,118,050
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	547,150
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	532,435
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	288,733
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	528,235
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,119,130
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	251,032
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	258,805
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	306,422
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	439,296
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	269,043
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	267,287
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	820,380
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	271,348
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	216,555
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	554,675
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	108,824
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	564,435
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	557,365
Omaha NE Metro Util Wtr Dist Rev 4.375% 12/01/26	400,000	410,932
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	278,235
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	111,913
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	270,000	285,495
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	293,798
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	292,685
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	582,085
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.750% 02/01/25	250,000	255,210
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/2032	250,000	285,180
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	265,357
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	265,358
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	780,000	826,659
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	220,000	228,443
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	283,900
		13,684,450

TOTAL MUNICIPAL BONDS (COST: $38,858,634)		$40,460,269

SHORT-TERM SECURITIES (1.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $399,283)	399,283	$399,283

TOTAL INVESTMENTS IN SECURITIES (COST: $39,257,917) (99.2%)		$40,859,552
OTHER ASSETS LESS LIABILITIES (0.8%)		329,679

NET ASSETS (100.0%)		$41,189,231

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2015.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2015

Utilities	33.5%
Other Revenue	23.4%
Education	18.0%
Transportation	9.1%
Cash Equivalents and Other	6.8%
General Obligation	4.4%
Health Care	3.8%
Housing	1.0%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2015

	Principal Amount	Fair Value
MUNICIPAL BONDS (93.2%)

Education (18.0%)
*OK Community College Student Fac Rev 4.375% 07/01/30	$750,000	$794,888
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,067,650
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	335,000	336,109
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	656,680
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	140,000	154,091
OK Dev Fin Auth Lease Rev (OK St Higher Ed Master Lease) 4.500% 06/01/26	250,000	255,142
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	500,000	586,095
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	575,255
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	561,995
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	563,215
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	267,860
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	295,375
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	304,538
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	319,085
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	328,551
Univ of OK Rev 5.000% 07/01/37	290,000	318,635
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,892
		7,636,056
General Obligation (4.4%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	192,368
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,125,360
Oklahoma City OK 4.250% 03/01/22	110,000	112,556
Oklahoma City OK 5.000% 03/01/27	400,000	432,196
		1,862,480
Health Care (3.8%)
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	10,000	10,702
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	490,000	503,348
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	269,610
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	251,825
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	289,237
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	264,882
		1,589,604
Housing (1.0%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	192,263
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	25,000	25,531
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	20,000	20,457
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,897
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	95,000	96,016
		430,164
Other Revenue (23.4%)
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	541,365
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	322,317
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	293,015
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	102,314
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	102,082
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	204,408
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	510,195
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	292,603
OK State Water Resources Loan Program Rev. 5.000% 10/01/33	500,000	582,360
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	277,710
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	277,205
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	553,270
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	160,899
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	404,722
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	459,604
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	714,256
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	255,233
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	920,654
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.500% 10/01/19	250,000	251,925
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	159,343
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	597,855
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	467,074
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	254,240
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	272,920
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	399,233
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	534,175
		9,910,977
Transportation (9.1%)
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,096,570
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,092,650
OK St Turnpike Auth Rev 5.000% 01/01/23	500,000	585,070
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	282,992
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	281,078
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	270,585
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	267,920
		3,876,865
Utilities (33.5%)
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,249,340
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,308,560
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,481,410
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	330,783
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	776,378
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	501,910
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	109,260
Glenpool Util Rev 5.100% 12/01/35	250,000	280,487
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	213,840
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,094,520
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,000
OK Wtr Resources Brd 5.000% 04/01/28	500,000	559,850
OK Wtr Resources Brd 5.000% 04/01/32	140,000	158,757
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	258,638
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	181,566
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	283,373
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	116,142
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	165,280
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	119,528
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	178,395
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	106,432
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	849,810
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	100,133
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	380,479
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	315,085
		14,219,956

TOTAL MUNICIPAL BONDS (COST: $38,030,228)		$39,526,102

SHORT-TERM SECURITIES (6.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $2,557,158)	2,557,158	$2,557,158

TOTAL INVESTMENTS IN SECURITIES (COST: $40,587,386) (99.2%)		$42,083,260
OTHER ASSETS LESS LIABILITIES (0.8%)		344,228

NET ASSETS (100.0%)		$42,427,488

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2015.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2015

Health Care	24.1%
General Obligation	19.1%
Education	14.5%
Transportation	11.4%
Housing	10.3%
Other Revenue	8.4%
Cash Equivalents and Other	6.2%
Utilities	6.0%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2015

	Principal Amount	Fair Value
MUNICIPAL BONDS (93.8%)

Education (14.5%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$130,000	$140,494
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	107,194
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	780,472
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	110,000	114,632
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	25,000	25,981
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	270,670
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	297,580
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	112,142
Univ of ME Sys Rev 4.625% 03/01/29	100,000	106,489
Univ of ME Sys Rev 4.750% 03/01/37	545,000	581,433
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,186
		2,542,273
General Obligation (19.1%)
Auburn, ME GO 4.500% 09/01/22	100,000	115,277
Bangor ME 4.000% 09/01/24	155,000	165,036
Falmouth ME GO 4.250% 11/15/31	200,000	215,120
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	111,519
Gray ME Unlimited GO 4.000% 10/15/26	280,000	300,614
Gray ME Unlimited GO 4.000% 10/15/27	280,000	299,796
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	267,617
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	111,007
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	277,510
Portland ME 4.250% 05/01/29	150,000	161,229
Portland ME 4.125% 10/01/29	100,000	106,586
Portland ME UNLTD GO 5.000% 08/01/21	125,000	150,724
Portland ME 5.000% 08/01/22	125,000	147,494
Saco ME GO 4.000% 04/01/28	100,000	106,656
Scarborough, ME GO 4.000% 11/01/28	100,000	107,558
State of Maine General Obligation 4.000% 06/01/20	150,000	170,995
Waterville ME GO 4.000% 07/01/25	135,000	148,250
Waterville ME GO 3.000% 04/01/25	250,000	262,345
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	114,625
		3,339,958
Health Care (24.1%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	562,405
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	16,325
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	652,011
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	125,002
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	286,908
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	266,825
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	235,000	250,550
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	209,008
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	226,616
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	207,488
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	296,680
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/30	500,000	555,210
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/31	500,000	550,790
		4,205,818
Housing (10.3%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/29	1,000,000	1,110,550
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	45,000	46,973
ME St Hsg Auth Mtg Pur 4.450% 11/15/30	95,000	98,452
ME St Hsg Auth Mtg Pur 4.375% 11/15/25	100,000	101,689
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	435,383
		1,793,047
Other Revenue (8.4%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	214,668
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	286,820
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	129,229
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	146,432
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	119,500
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,005
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	571,223
		1,472,877
Transportation (11.4%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,119,120
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	254,770
Portland ME Airport Rev 5.250% 01/01/35	250,000	269,590
Portland ME Airport Rev 5.000% 07/01/22	100,000	115,130
Portland ME Airport Rev 5.000% 07/01/23	100,000	115,840
Portland ME Airport Rev 5.000% 07/01/24	100,000	114,545
		1,988,995
Utilities (6.0%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	529,060
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	519,205
		1,048,265

TOTAL MUNICIPAL BONDS (COST: $15,785,960)		$16,391,233

SHORT-TERM SECURITIES (5.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $982,016)	982,016	$982,016

TOTAL INVESTMENTS IN SECURITIES (COST: $16,767,976) (99.4%)		$17,373,249
OTHER ASSETS LESS LIABILITIES (0.6%)		101,543

NET ASSETS (100.0%)		$17,474,792

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2015.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2015

General Obligation	42.2%
Health Care	19.2%
Education	10.9%
Cash Equivalents and Other	10.2%
Housing	7.9%
Utilities	4.3%
Other Revenue	3.0%
Transportation	2.3%
100%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2015

	Principal Amount	Fair Value
MUNICIPAL BONDS (89.8%)

Education (10.9%)
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	$50,000	$53,516
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	76,080
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	211,470
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	112,793
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	110,820
		564,679
General Obligation (42.2%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	111,688
*Concord NH 4.000% 01/15/24	100,000	113,387
Dover NH GO 4.000% 6/15/28	100,000	107,331
Hillsborough NH GO 4.000% 11/01/20	100,000	101,129
Hillsborough NH GO 4.000% 11/01/21	100,000	101,065
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	119,118
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	108,410
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	108,964
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	108,964
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	108,605
NH Mun Bd Bk Ref-Ser A 5.000% 08/15/25	100,000	122,210
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	187,110
New Hampshire State G.O. Cap Impt-Ser B 5.000% 12/01/28	75,000	90,611
NH St Cap Impt GO 5.000% 12/01/26	100,000	121,670
NH St Cap Impt GO 4.750% 03/01/27	100,000	110,387
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	100,000
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	106,298
Rochester NH GO Ser A 3.000% 03/1/32	130,000	130,329
Salem NH School District GO 5.000% 11/15/24	100,000	121,669
		2,178,945
Health Care (19.2%)
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	113,334
NH Health & Ed Facs Auth Rev Conway Hosp 5.250% 06/01/16	100,000	102,645
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	106,513
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	107,667
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	99,729
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	158,596
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	112,487
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	112,634
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	79,405
		993,010
Housing (7.9%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	75,000	76,153
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	145,000	149,238
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	75,000	78,387
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	105,765
		409,543
Other Revenue (3.0%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	154,471

Transportation (2.3%)
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	117,291

Utilities (4.3%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	111,282
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	109,510
		220,792

TOTAL MUNICIPAL BONDS (COST: $4,530,090)		$4,638,731

SHORT-TERM SECURITIES (12.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $624,542)	624,542	$624,542

TOTAL INVESTMENTS IN SECURITIES (COST: $5,154,632) (101.9%)		$5,263,273
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.9%)		(99,054)

NET ASSETS (100.0%)		$5,164,219

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of July 31, 2015.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2015

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$54,924,998	$39,257,917	$40,587,386	$16,767,976	$5,154,632

Investments in securities, at fair value	$57,924,427	$40,859,552	$42,083,260	$17,373,249	$5,263,273
Cash	0	64	0	0	0
Receivable for Fund shares sold	2,040	3,300	46,038	0	0
Accrued dividends receivable	3	4	43	10	5
Accrued interest receivable	824,861	413,526	393,371	136,299	35,543
Prepaid expenses	1,730	2,277	1,643	2,075	876
Total assets	$58,753,061	$41,278,723	$42,524,355	$17,511,633	$5,299,697

LIABILITIES
Payable for securities purchased	$0	$0	$0	$0	$123,416
Payable for Fund shares redeemed	61,257	5,467	6,001	2,991	17
Dividends payable	43,453	35,236	38,778	11,098	3,899
Trustees' fees payable	2,090	1,452	1,474	627	169
Payable to affiliates	45,039	30,804	34,102	13,427	3,653
Accrued expenses	22,966	16,533	16,512	8,698	4,324
Total liabilities	$174,805	$89,492	$96,867	$36,841	$135,478

NET ASSETS	$58,578,256	$41,189,231	$42,427,488	$17,474,792	$5,164,219

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$55,836,261	$39,854,982	$41,340,851	$16,847,924	$5,068,332
Accumulated net realized gain (loss) on investments	(262,545)	(269,719)	(410,097)	8,442	(22,202)
Accumulated undistributed net investment income (loss)	5,111	2,333	860	13,153	9,448
Unrealized appreciation (depreciation) on investments	2,999,429	1,601,635	1,495,874	605,273	108,641

NET ASSETS	$58,578,256	$41,189,231	$42,427,488	$17,474,792	$5,164,219

Shares outstanding	5,389,216	3,930,328	3,644,559	1,590,549	480,146
Net asset value per share*	$10.87	$10.48	$11.64	$10.99	$10.76
Public offering price (sales charge of 3.75%)	$11.29	$10.89	$12.09	$11.42	$11.18

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2015

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$2,223,939	$1,495,255	$1,397,888	$600,552	$152,975
Dividends	193	128	275	118	38
Total investment income	$2,224,132	$1,495,383	$1,398,163	$600,670	$153,013

EXPENSES
Investment advisory fees	$293,863	$202,305	$204,261	$87,609	$23,516
Distribution (12b-1) fees	146,932	101,152	102,131	43,805	11,758
Transfer agent fees	82,282	56,646	57,193	24,531	6,584
Administrative service fees	106,282	80,646	81,193	48,531	30,585
Professional fees	12,219	9,146	9,367	5,359	3,267
Reports to shareholders	4,215	2,724	2,247	1,250	397
License, fees, and registrations	2,880	5,266	3,905	2,159	1,082
Audit fees	14,263	9,941	10,192	4,231	1,123
Trustees' fees	3,294	2,267	2,288	983	262
Transfer agent out-of-pockets	5,177	3,297	2,976	1,474	484
Custodian fees	5,784	4,117	4,153	2,228	915
Legal fees	4,328	2,988	2,784	1,292	345
Insurance expense	946	640	612	273	76
Total expenses	$682,465	$481,135	$483,302	$223,725	$80,394
Less expenses waived or reimbursed	(106,493)	(84,617)	(82,950)	(52,011)	(34,303)
Total net expenses	$575,972	$396,518	$400,352	$171,714	$46,091

NET INVESTMENT INCOME (LOSS)	$1,648,160	$1,098,865	$997,811	$428,956	$106,922

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(5,419)	$5,696	$27,061	$14,679	$5,549
Net change in unrealized appreciation (depreciation) on investments	98,524	313,698	104,391	(38,419)	1,109
Net realized and unrealized gain (loss) on investments	$93,105	$319,394	$131,452	$(23,740)	$6,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,741,265	$1,418,259	$1,129,263	$405,216	$113,580

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2015

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,648,160	$1,098,865	$997,811	$428,956	$106,922
Net realized gain (loss) from investment transactions	(5,419)	5,696	27,061	14,679	5,549
Net change in unrealized appreciation (depreciation) on investments	98,524	313,698	104,391	(38,419)	1,109
Net increase (decrease) in net assets resulting from operations	$1,741,265	$1,418,259	$1,129,263	$405,216	$113,580

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,647,296)	$(1,098,476)	$(997,700)	$(427,448)	$(105,037)
Total distributions	$(1,647,296)	$(1,098,476)	$(997,700)	$(427,448)	$(105,037)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,753,374	$4,850,261	$6,684,819	$1,283,466	$1,170,331
Proceeds from reinvested dividends	1,141,713	665,490	522,925	294,444	66,338
Cost of shares redeemed	(6,926,940)	(4,380,652)	(3,707,085)	(1,532,262)	(764,914)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,031,853)	$1,135,099	$3,500,659	$45,648	$471,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(937,884)	$1,454,882	$3,632,222	$23,416	$480,298
NET ASSETS, BEGINNING OF PERIOD	$59,516,140	39,734,349	$38,795,266	$17,451,376	$4,683,921
NET ASSETS, END OF PERIOD	$58,578,256	$41,189,231	$42,427,488	$17,474,792	$5,164,219

Accumulated undistributed net investment income	$5,111	$2,333	$860	$13,153	$9,448

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2014

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,795,219	$1,161,335	$1,068,486	$467,251	$128,894
Net realized gain (loss) from investment transactions	(203,844)	(169,547)	(114,349)	(6,237)	(28,820)
Net change in unrealized appreciation (depreciation) on investments	1,826,352	1,784,976	1,442,340	332,816	109,055
Net increase (decrease) in net assets resulting from operations	$3,417,727	$2,776,764	$2,396,477	$793,830	$209,129

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,794,350)	$(1,160,828)	$(1,068,379)	$(465,827)	$(126,990)
Total distributions	$(1,794,350)	$(1,160,828)	$(1,068,379)	$(465,827)	$(126,990)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,249,385	$1,680,840	$4,674,416	$1,129,308	$257,076
Proceeds from reinvested dividends	1,227,022	706,079	556,905	311,490	81,078
Cost of shares redeemed	(9,988,156)	(5,901,017)	(9,315,278)	(2,019,448)	(909,202)
Net increase (decrease) in net assets resulting from capital share transactions	$(6,511,749)	$(3,514,098)	$(4,083,957)	$(578,650)	$(571,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,888,372)	$(1,898,162)	$(2,755,859)	$(250,647)	$(488,909)
NET ASSETS, BEGINNING OF PERIOD	$64,404,512	41,632,511	$41,551,125	$17,702,023	$5,172,830
NET ASSETS, END OF PERIOD	$59,516,140	$39,734,349	$38,795,266	$17,451,376	$4,683,921

Accumulated undistributed net investment income	$4,248	$3,289	$749	$11,645	$8,983

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors. There were no when-issued securities as of July 31, 2015.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2011.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of July 31, 2015:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$166,343	$0	$0	$166,343
	Municipal Bonds	0	57,758,084	0	57,758,084
	Total	$166,343	$57,758,084	$0	$57,924,427

NE Muni Fund	Short-Term Securities	$399,283	$0	$0	$399,283
	Municipal Bonds	0	40,460,269	0	40,460,269
	Total	$399,283	$40,460,269	$0	$40,859,552

OK Muni Fund	Short-Term Securities	$2,557,158	$0	$0	$2,557,158
	Municipal Bonds	0	39,526,102	0	39,526,102
	Total	$2,557,158	$39,526,102	$0	$42,083,260

ME Muni Fund	Short-Term Securities	$982,016	$0	$0	$982,016
	Municipal Bonds	0	16,391,233	0	16,391,233
	Total	$982,016	$16,391,233	$0	$17,373,249

NH Muni Fund	Short-Term Securities	$624,542	$0	$0	$624,542
	Municipal Bonds	0	4,638,731	0	4,638,731
	Total	$624,542	$4,638,731	$0	$5,263,273

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the year ended July 31, 2015. There were no transfers into or out of Level 1 or Level 2 during the year ended July 31, 2015. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the year ended July 31, 2015.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2015, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$6,893,398	$6,817,772	$10,520,168	$3,212,951	$926,346
Sales	$6,199,518	$4,606,457	$5,545,391	$2,662,300	$567,000

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/15:	Fund	Fund	Fund	Fund	Fund
Shares sold	434,821	462,386	572,764	116,160	108,612
Shares issued on reinvestment of dividends	104,484	63,312	44,740	26,611	6,140
Shares redeemed	(633,613)	(416,575)	(317,309)	(138,627)	(70,882)
Net increase (decrease)	(94,308)	109,123	300,195	4,144	43,870

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/14:	Fund	Fund	Fund	Fund	Fund
Shares sold	209,797	165,008	408,076	103,905	24,096
Shares issued on reinvestment of dividends	114,553	69,285	48,847	28,636	7,632
Shares redeemed	(938,341)	(582,370)	(821,520)	(186,424)	(85,817)
Net increase (decrease)	(613,991)	(348,077)	(364,597)	(53,883)	(54,089)

NOTE 6: Income Tax Information

At July 31, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$54,919,887	$39,255,584	$40,586,526	$16,754,823	$5,145,184
Unrealized appreciation	$3,038,918	$1,716,298	$1,541,523	$682,811	$135,943
Unrealized depreciation	(34,378)	(112,330)	(44,789)	(64,385)	(17,854)
Net unrealized appreciation*	$3,004,540	$1,603,968	$1,496,734	$618,426	$118,089

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/15	$1,647,296	$1,098,476	$997,700	$427,448	$105,037
Year Ended 7/31/14	$1,794,350	$1,160,828	$1,068,379	$465,827	$126,990

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$0	$0	$0	$0
Undistributed capital gain	0	0	0	$8,442	0
Accumulated capital and other losses	($262,545)	($269,719)	($410,097)	$0	($22,202)
Unrealized appreciation/(depreciation)*	3,004,540	1,603,968	1,496,734	618,426	118,089
Total accumulated earnings/(deficit)	$2,741,995	$1,334,249	$1,086,637	$626,868	$95,887

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2015 are as follows:

	KS Muni Fund	NE Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2016	-	-	-	529
Expires in 2018	-	-	260,308	-
Non-expiring S-T losses	133,526	177,427	52,684	8,318
Non-expiring L-T losses	129,019	92,292	97,105	13,355
Total	$262,545	$269,719	$410,097	$22,202

For the year ended July 31, 2015, KS Muni Fund has expired capital loss carryforwards of $240,848. For the year ended July 31, 2015, OK Muni Fund and NH Muni Fund utilized capital loss carryforwards of $23,571 and $6,970, respectively.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Fund's average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until November 29, 2015 so that the net annual operating expenses do not exceed 0.98%. After November 29, 2015, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/15	Payable at 7/31/15
	Advisory Fees	Advisory Fees
KS Muni Fund	$293,863	$24,273
NE Muni Fund	$202,305	$17,086
OK Muni Fund	$204,261	$17,628
ME Muni Fund	$87,609	$7,257
NH Muni Fund	$23,516	$2,151

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/15			Payable at 7/31/15
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$93,558	$0	$146,932	$1,028	$0	$12,137
NE Muni Fund	$81,661	$0	$101,152	$154	$0	$8,543
OK Muni Fund	$127,446	$0	$102,131	$2,348	$0	$8,814
ME Muni Fund	$15,864	$0	$43,805	$584	$0	$3,628
NH Muni Fund	$17,700	$0	$11,758	$2	$0	$1,075

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/15				Payable at 7/31/15
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$40,990	$46,469	$46,258	$60,024	$4,049	$3,552
NE Muni Fund	$25,030	$34,913	$30,942	$49,704	$2,627	$2,394
OK Muni Fund	$25,885	$34,284	$32,527	$48,666	$2,734	$2,578
ME Muni Fund	$8,542	$17,463	$13,983	$34,548	$922	$1,036
NH Muni Fund	$992	$6,076	$2,358	$28,227	$193	$232

*	After waivers

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.56	$11.12	$10.64	$10.70

Income (loss) from investment operations:
Net investment income (loss)	$0.31	$0.32	$0.30	$0.37	$0.37
Net realized and unrealized gain (loss) on investments[3]	0.02	0.29	(0.56)	0.48	(0.06)
Total from investment operations	$0.33	$0.61	$(0.26)	$0.85	$0.31

Distributions from net investment income	$(0.31)	$(0.32)	$(0.30)	$(0.37)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$10.87	$10.85	$10.56	$11.12	$10.64

Total Return (excludes any applicable sales charge)	3.03%	5.81%	(2.37%)	8.07%	3.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$58,578	$59,516	$64,405	$48,093	$45,175
Ratio of expenses to average net assets after waivers[1,2]*	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.16%	1.16%	1.17%	1.18%	1.30%
Ratio of net investment income to average net assets[1,2]*	2.80%	2.95%	2.75%	3.36%	3.54%
Portfolio turnover rate	10.87%	6.63%	13.40%	11.46%	8.31%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.40	$9.99	$10.69	$10.20	$10.22

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.29	$0.29	$0.34	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.08	0.41	(0.70)	0.49	(0.02)
Total from investment operations	$0.37	$0.70	$(0.41)	$0.83	$0.33

Distributions from net investment income	$(0.29)	$(0.29)	$(0.29)	$(0.34)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.48	$10.40	$9.99	$10.69	$10.20

Total Return (excludes any applicable sales charge)	3.54%	7.14%	(3.96%)	8.23%	3.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$41,189	$39,734	$41,633	$46,038	$35,808
Ratio of expenses to average net assets after waivers[1,2]*	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.19%	1.20%	1.20%	1.21%	1.33%
Ratio of net investment income to average net assets[1,2]*	2.72%	2.89%	2.72%	3.22%	3.44%
Portfolio turnover rate	11.76%	3.88%	23.65%	12.38%	11.01%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$11.60	$11.20	$11.93	$11.24	$11.19

Income (loss) from investment operations:
Net investment income (loss)	$0.29	$0.31	$0.32	$0.34	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.04	0.40	(0.73)	0.69	0.05
Total from investment operations	$0.33	$0.71	$(0.41)	$1.03	$0.45

Distributions from net investment income	$(0.29)	$(0.31)	$(0.32)	$(0.34)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$11.64	$11.60	$11.20	$11.93	$11.24

Total Return (excludes any applicable sales charge)	2.82%	6.42%	(3.54%)	9.30%	4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$42,427	$38,795	$41,551	$43,253	$33,156
Ratio of expenses to average net assets after waivers[1,2]*	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.18%	1.19%	1.18%	1.19%	1.32%
Ratio of net investment income to average net assets[1,2]*	2.44%	2.72%	2.70%	2.93%	3.62%
Portfolio turnover rate	14.53%	1.41%	9.54%	17.72%	13.35%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$11.00	$10.79	$11.36	$10.77	$10.85

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.29	$0.31	$0.34	$0.34
Net realized and unrealized gain (loss) on investments[3]	(0.01)	0.21	(0.57)	0.59	(0.08)
Total from investment operations	$0.26	$0.50	$(0.26)	$0.93	$0.26

Distributions from net investment income	$(0.27)	$(0.29)	$(0.31)	$(0.34)	$(0.34)

NET ASSET VALUE, END OF PERIOD	$10.99	$11.00	$10.79	$11.36	$10.77

Total Return (excludes any applicable sales charge)	2.37%	4.72%	(2.37%)	8.79%	2.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,475	$17,451	$17,702	$18,084	$16,176
Ratio of expenses to average net assets after waivers[1,2]*	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.28%	1.28%	1.27%	1.29%	1.41%
Ratio of net investment income to average net assets[1,2]*	2.45%	2.70%	2.76%	3.11%	3.22%
Portfolio turnover rate	16.18%	11.27%	11.52%	1.87%	8.00%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/31/15	Year Ended 7/31/14	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74	$10.55	$11.07	$10.66	$10.73

Income (loss) from investment operations:
Net investment income (loss)	$0.24	$0.28	$0.28	$0.33	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.02	0.19	(0.52)	0.41	(0.07)
Total from investment operations	$0.26	$0.47	$(0.24)	$0.74	$0.28

Distributions from net investment income	$(0.24)	$(0.28)	$(0.28)	$(0.33)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.76	$10.74	$10.55	$11.07	$10.66

Total Return (excludes any applicable sales charge)	2.45%	4.53%	(2.19%)	7.04%	2.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,164	$4,684	$5,173	$4,854	$4,150
Ratio of expenses to average net assets after waivers[1,2]*	0.98%	1.01%	1.08%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.71%	1.71%	1.67%	1.78%	1.93%
Ratio of net investment income to average net assets[1,2]*	2.27%	2.68%	2.62%	3.07%	3.30%
Portfolio turnover rate	13.08%	4.85%	10.57%	13.73%	10.19%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the year ended July 29, 2011, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Integrity Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Integrity Managed Portfolios, comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund, and Oklahoma Municipal Fund (the "Funds") as of July 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Integrity Managed Portfolios as of July 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services
COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
September 24, 2015

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/30/2015	Ending Account Value 7/31/2015	Expenses Paid During Period*	Annualized Expense Ratio
Kansas Municipal Fund
Actual	$1,000.00	$995.87	$4.89	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.95	0.98%
Nebraska Municipal Fund
Actual	$1,000.00	$994.54	$4.89	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.95	0.98%
Oklahoma Municipal Fund
Actual	$1,000.00	$991.86	$4.88	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.95	0.98%
Maine Municipal Fund
Actual	$1,000.00	$988.22	$4.87	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.95	0.98%
New Hampshire Municipal Fund
Actual	$1,000.00	$994.31	$4.89	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.95	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 180 days in one-half year period, and dividend by 360 days in the fiscal year (to reflect the one-half year period).

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees ("Board") of the Funds consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Trustees for the five series of Integrity Managed Portfolios, the four series of The Integrity Funds, and the two series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of the five series of Integrity Managed Portfolios, the four series of The Integrity Funds, and the two series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee's retirement, resignation, or death; or otherwise as specified in the Funds' organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to 2014); Director/Trustee: Integrity Fund of Funds, Inc. (2006 to 2012), The Integrity Funds and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 11 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to 2012); Director/Trustee: Integrity Fund of Funds, Inc. (1995 to 2012), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: January 1999 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Director/Trustee: Integrity Fund of Funds, Inc. (1999 to 2012), Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Peoples State Bank of Velva, St. Joseph's Community Health Foundation and St. Joseph's Foundation, Minot Area Development Corporation, Kennedy Memorial Foundation, Minot Community Land Trust

The Statement of Additional Information ("SAI") contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Trustee, and Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to 2013): Viking Fund Management, LLC; Director and Chairman: Integrity Fund of Funds, Inc. (1994 to 2012); Trustee and Chairman: Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Governor: Mainstream Investors, LLC (2012)

(1)

Trustee who is an "interested person" of the Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors the parent company of Viking Fund Management, Integrity Fund Services and Integrity Funds Distributor.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President (2009 to 2012): Integrity Fund of Funds, Inc.; President (1999 to present): Viking Mutual Funds; President: (2009 to present), The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Minot Chamber of Commerce

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President (1994 to 2012): Integrity Fund of Funds, Inc.; Vice President: Integrity Managed Portfolios (1996 to present); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accounting Manager (2008 to present) and Chief Operating Officer (2013 to present): Integrity Fund Services, LLC; Treasurer: Integrity Fund of Funds, Inc. (2008 to 2012), Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Fund of Funds, Inc. (2005 to 2012), Integrity Managed Portfolios and The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to 2012): Integrity Fund of Funds, Inc.; Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, and Viking Mutual Funds

Other Directorships Held: Not applicable

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 12/2012

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	•	Social Security number, name, address

	•	Account balance, transaction history, account transactions

	•	Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?

For our everyday business purposes—	Yes	No
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

For our marketing purposes—	Yes	No
to offer our products and services to you

For joint marketing with other financial companies	No	We don't share

For our affiliates' everyday business purposes—	Yes	No
information about your transactions and experiences

For our affiliates' everyday business purposes—	No	We don't share
information about your creditworthiness

For non-affiliates to market to you	No	We don't share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are

Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do

How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

	•	train employees on privacy, information security and protection of client information.

	•	limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?	We collect your personal information, for example, when you:

	•	open an account or seek financial or tax advice

	•	provide account information or give us your contact information

	•	make a wire transfer

We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only:

	•	sharing for affiliates' everyday business purposes—information about your creditworthiness

	•	affiliates from using your information to market to you

	•	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies

	•	The Integrity Funds

	•	Viking Mutual Funds

	•	Integrity Managed Portfolios

	•	Corridor Investors, LLC

	•	Viking Fund Management, LLC

	•	Integrity Funds Distributor, LLC

	•	Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

Integrity Viking Funds does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.

Integrity Viking Funds doesn't jointly market.

Integrity Viking Funds includes:

•	The Integrity Funds

•	Viking Mutual Funds

•	Integrity Managed Portfolios

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

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Equity Funds

Williston Basin/Mid-North America Stock Fund (ICPAX/ICPUX)

Integrity Dividend Harvest Fund (IDIVX/IDHCX)

Integrity Growth & Income Fund (IGIAX/IGIUX)

Corporate Bond Fund

Integrity High Income Fund (IHFAX/IHFCX)

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota (VNDFX)

Viking Tax-Free Fund for Montana (VMTTX)

Kansas Municipal Fund (KSMUX)

Maine Municipal Fund (MEMUX)

Nebraska Municipal Fund (NEMUX)

New Hampshire Municipal Fund (NHMUX)

Oklahoma Municipal Fund (OKMUX)

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant's principal executive officer and principal financial officer (herein referred to as the "Code"). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. ("Cohen"), the principal accountants for the audit of the registrant's annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $39,750 for the year ended July 31, 2015 and $39,750 for the year ended July 31, 2014.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2015 and $0 for the year ended July 31, 2014.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $12,500 for the year ended July 31, 2015 and $12,500 for the year ended July 31, 2014. Such services included review of excise distribution calculations (if applicable), preparation of the Trust's federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year-end were performed by Cohen's full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant's Independence: The registrant's auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 29, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

September 29, 2015